Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 9 – Related party transactions

The Company had the following activity related to its due to related party:

	June 30,	December 31,
	2025	2024
Due on demand loan with 8% interest	$-	$5,000
Due on demand loan with 0% interest	8,189	-
Note payable	36,912	-
	$45,101	$5,000

In December, 2024, the Company issued a Promissory Note to our former chief executive officer (“CEO”) in the principal amount of $5,000. The Note matures on June 30, 2025 and carries an interest rate of 8% per annum.

In May, 2025, the Company redeemed a promissory note made with our former chief executive officer in the principal amount of $5,000 and accrued interest of $165.

On March 10, 2025, the Company issued a Promissory Note to our chief executive officer (“CEO”) in the principal amount of $36,912. The Note matures on September 30, 2025 and carries an interest rate of 8% per annum.

During the six months ended June 30, 2025 and 2024, the Company recorded interest expense related to related party notes of $1,038 and $0, respectively. During the three months ended June 30, 2025 and 2024, the Company recorded interest expense related to related party notes of $769 and $0, respectively.

For the six months ended June 30, 2025, our CEO paid operating expense of $15,247 on behalf of the Company and the Company repaid $7,058.

During the six months ended June 30, 2025 and 2024, the Company paid Thornhill Advisory Group, Inc, a company beneficially owned by our Chief Financial Officer, $37,500 and $22,500, pursuant to the CFO Agreement (See Note 6).

During the six months ended June 30, 2025 and 2024, the Company paid to Jose Antonio Reyes, our former Chief Executive Officer, $0 and $11,250, respectively (See Note 6).